GuidePath® Flexible Income Allocation Fund
Schedule of Investments (Unaudited)
June 30, 2020

Number of Shares		Value
	INVESTMENT COMPANIES - 98.53%
	Exchange Traded Funds - 93.67%
236,876	iShares 7-10 Year Treasury Bond ETF	$28,868,079
126,997	iShares Convertible Bond ETF (a)	9,011,706
25,579	iShares Global Tech ETF (a)	6,024,878
60,982	iShares iBoxx $ Investment Grade Corporate Bond ETF	8,202,079
22,459	iShares PHLX Semiconductor ETF (a)	6,083,470
69,837	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (a)	5,819,517
366,462	Schwab Intermediate-Term U.S. Treasury ETF	21,540,636
232,024	Schwab Short-Term U.S. Treasury ETF	11,979,399
297,096	Schwab U.S. TIPs ETF (a)	17,831,702
380,780	SPDR Portfolio Aggregate Bond ETF	11,750,871
113,849	Vanguard Emerging Markets Government Bond ETF	8,852,898
204,732	Vanguard Intermediate-Term Treasury ETF	14,447,937
104,089	Vanguard Long-Term Treasury ETF	10,419,309
66,514	Vanguard Total Bond Market ETF	5,875,847
		166,708,328
	Mutual Funds - 4.86%
1,542,226	Vanguard High-Yield Corporate Fund - Admiral Shares	8,651,888
	Total Investment Companies (Cost $173,834,372)	175,360,216

	SHORT TERM INVESTMENTS - 5.90%
	Money Market Funds - 5.90%
10,494,819	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.12% (b)	10,494,819
	Total Short Term Investments (Cost $10,494,819)	10,494,819

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 20.65%
	Investments Purchased with Proceeds from Securities Lending - 20.65%
36,747,915	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.33% (b)	36,747,915
	Total Investments Purchased with Proceeds from Securities Lending (Cost $36,747,915)	36,747,915

	Total Investments (Cost $221,077,106) - 125.08%	222,602,950
	Liabilities in Excess of Other Assets - (25.08)%	(44,637,600)
	TOTAL NET ASSETS - 100.00%	$177,965,350

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2020.